INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income taxes
Federal	$ 6,086	$ 13,191	$ 10,180
State	2,449	2,967	3,311
Total current income taxes from continuing operations	8,535	16,158	13,491
Deferred income taxes
Federal	193,974	116,681	152,352
State	9,897	3,761	(14,685)
Total deferred income taxes from continuing operations	203,871	120,442	137,667
Total provision for income taxes from continuing operations	212,406	136,600	151,158
Discontinued operations	(1,250)	2,031	7,567
Total provision for income taxes	211,156	138,631	158,725
Reconciliation for income tax provision [Abstract]
Income from continuing operations before income taxes	957,956	521,876	819,873
Less: Net income attributable to noncontrolling interests	391,460	134,218	349,001
Income from continuing operations attributable to ONEOK before income taxes	$ 566,496	$ 387,658	$ 470,872
Federal statutory income tax rate	35.00%	35.00%	35.00%
Provision for federal income taxes	$ 198,274	$ 135,680	$ 164,805
State income taxes, net of federal tax benefit	12,303	5,800	14,278
State deferred tax rate change, net of valuation allowance	43	928	(25,653)
Other, net	1,786	(5,808)	(2,272)
Deferred tax assets
Employee benefits and other accrued liabilities	118,831	97,719
Federal net operating loss	26,334	76,805
State net operating loss and benefits	39,759	39,363
Derivative instruments	32,082	26,132
Other	2,425	12,386
Total deferred tax assets	219,431	252,405
Carryforward expected to expire prior to utilization	(9,430)	(10,223)
Deferred Tax Assets, Net	210,001	242,182
Deferred tax liabilities
Excess of tax over book depreciation	107,249	93,421
Investment in partnerships	1,726,541	1,585,427
Deferred Tax Liabilities, Regulatory Assets	33	49
Total deferred tax liabilities	1,833,823	1,678,897
Net deferred tax liabilities before discontinued operations	1,623,822	1,436,715
Deferred Tax Asset, Parent's Basis in Discontinued Operation	(10,500)	(18,265)
Net deferred tax liabilities	1,613,322	1,418,450
Excess Tax Benefit from Share-based Compensation, Operating Activities	$ 73,400	$ 75,100
Reduction in Deferred Tax Liability Due To Change In Income Tax Rate			34,600
Change in Deferred Tax Assets, Valuation Allowance			8,200
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability			$ 26,400